Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Detail) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 THB (฿)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 THB (฿)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	$ 122,930				$ 233,479				$ 199,504	$ 361,777
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	36,040	¥ 247,352			66,847	¥ 436,794
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	85,351				166,530
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	1,089		$ 8,532		102		$ 794
THB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	$ 450			฿ 14,624	$ 0			฿ 0